Convertible loans - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended			18 Months Ended
	May 19, 2020 USD ($) $ / shares	Apr. 24, 2020 USD ($) borrowingComponent	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 04, 2021 shares	Apr. 23, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance			$ 50,000	$ 50,000			$ 50,000
Convertible loans, derivatives			37,947	37,947	$ 73,208		37,947
Convertible loans, long-term			87,153	87,153	34,775		87,153
Convertible loans, short-term			$ 6,575	6,575	3,631		$ 6,575
Loss on change in fair value of derivatives				$ (34,893)	45,411	$ 0
Number of shares authorized (in shares) | shares			39,135,000	39,135,000			39,135,000	5,558,318
Proceeds from convertible loans, net of transaction costs				$ 49,591	62,898	$ 0
Debt Instrument, Interest Payble			$ 8,389	8,389	4,756		$ 8,389
Debt Instrument, Interest Since Inception							23.00%
Initial Public Offering
Disclosure of detailed information about borrowings [line items]
Offering price per share (in USD per share) | $ / shares	$ 19.00
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		$ 115,000
Number of borrowing components | borrowingComponent		2
Borrowings, interest rate		5.95%
Exit fee		2.00%
Cash and cash equivalents, minimum quarterly balance		$ 50,000
Loans received			$ 42,874	$ 42,874			$ 42,874
Facility Agreement with Deerfield Partners, L.P. | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.95%	5.95%			5.95%
Implied effective interest rate				6.70%
Loans received			$ 50,854	$ 50,854			$ 50,854
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		65,000
Borrowings	$ 65,000	$ 65,000
Borrowings maturity		5 years
Conversion percentage				130.00%
Convertible loans, derivatives			23,226	$ 23,226	51,229		23,226
Loans received					38,406
Convertible loans, short-term			3,631	3,631	3,631		3,631
Loss on change in fair value of derivatives				(28,003)	23,432
Disbursement upon completion of IPO | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings				2,029
Convertible loans, short-term			2,944	2,944			2,944
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		$ 50,000
Borrowings		$ 50,000
Average volume weighted price of common shares		120.00%
Convertible loans, derivatives			14,721	14,721			$ 14,721		$ 18,158
Loans received					21,979
Loss on change in fair value of derivatives			$ (3,436)		$ (21,979)
Borrowing Facilities, Conversion Price Per Share, Floor		81.00%
Increase (decrease) in credit derivative, fair value				1,638
Proceeds from convertible loans, net of transaction costs				$ 49,400
Borrowing Facilities, Conversion Price Per Share, After Approval, Percentage				275.00%
Borrowing Facilities, Conversion Price Per Share, After Approval, Applicable Price, Percentage				175.00%
Disbursement upon receipt of regulatory approval for Lonca | Derivatives
Disclosure of detailed information about borrowings [line items]
Loss on change in fair value of derivatives				$ (1,816)
Disbursement upon receipt of regulatory approval for Lonca | Top of range
Disclosure of detailed information about borrowings [line items]
Conversion percentage		150.00%